Operating Leases - Future minimum payments (Details) - Adagio Medical Inc - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Six months ending December 31, 2024	$ 79
Year ending December 31, 2025	154	$ 86
Year ending December 31, 2026	48	36
Total undiscounted future cash flows	281	140
Less: imputed interest	(18)	(9)
Total operating lease liability	$ 263	$ 131